Construction In Progress	6 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Construction in progress

Note 8 – Construction in progress

A construction in progress item is not depreciated until the asset is fully constructed for its intended use. Construction in progress consist of the following:

	As of	As of
	September 30, 2019	March 31, 2019
	(unaudited)
Factory	$-	$129,453
Workshop	-	519,782
Retail outlet	180,000	-
	$180,000	$649,235

Construction in progress relates to unfinished retail outlet construction at Huangshan City, Anhui Province. Construction in process will be transferred to leasehold improvement when it is finished. The workshop will start to depreciate when assets are ready for the intended use.